CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2014	$ 21,264,827	$ 7,017	$ 24,601,295	$ (3,343,485)
Balances (in shares) at Dec. 31, 2014		7,016,796
Net loss	(1,795,861)	$ 0	0	(1,795,861)
Balances at Dec. 31, 2015	19,468,966	$ 7,017	24,601,295	(5,139,346)
Balances (in shares) at Dec. 31, 2015		7,016,796
Stock issued under share-based compensation plans	113,045	$ 22	113,023	0
Stock issued under share-based compensation plans (in shares)		22,609
Noncash share-based compensation	425,000	$ 0	425,000	0
Proceeds from issuances of shares, net of issuance costs	16,541,842	$ 3,695	16,538,147	0
Proceeds from issuances of shares, net of issuance costs (in shares)		3,694,620
Net loss	(1,772,354)	$ 0	0	(1,772,354)
Balances at Dec. 31, 2016	34,776,499	$ 10,734	$ 41,677,465	$ (6,911,700)
Balances (in shares) at Dec. 31, 2016		10,734,025
Net loss	(364,678)
Balances at Mar. 31, 2017	$ 34,411,821